EQUITY - Narrative (Details)				12 Months Ended
		Nov. 07, 2023 USD ($)	Feb. 02, 2023 $ / shares	Dec. 31, 2024 USD ($) subsidiary $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 15, 2022 shares	Dec. 31, 2021 USD ($)
Equity				$ 17,308,000,000	$ 18,532,000,000	$ 18,429,000,000		$ 13,017,000,000
Number of shares issued | shares				72,954,446	72,954,450	72,955,585
Decrease through other distributions to owners, equity	[1]			$ 847,000,000	$ 5,197,000,000	$ 2,496,000,000
Limited partners				$ (37,000,000)	$ 482,000,000	36,000,000
Weighted average number of redemptions exchange units (in shares) | shares				69,700,000	69,700,000
Redemption-exchange units, LP units held, exchange ratio (in shares) | shares				1
Exchange ratio, exchangeable shares (in shares) | shares							0.5
Unit issuance					$ 725,000,000
Preferred equity security subscription under partnership maximum amount related party transactions				$ 1,500,000,000
Preferred equity security subscription under partnership annual cumulative distribution percentage related party transactions				$ 725,000,000
Incentive distribution threshold reduction percentage				7.00%			33.33%
Remaining capacity available on the commitment		$ 25,000,000
Entities with joint control or significant influence over entity
Dividends recognised as distributions to owners				$ 0	$ 0
Incentive distribution rights based on percent increase in unit price				20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares				$ 23.65	$ 31.53
Total for all associates
Number of shares issued | shares							73,000,000
Distribution
Distributions declared (in dollars per share) | $ / shares			$ 0.25
Preferred securities
Equity				$ 740,000,000	$ 740,000,000	1,490,000,000		15,000,000
Decrease through other distributions to owners, equity	[1]			52,000,000	833,000,000	27,000,000
Interest of others in operating subsidiaries
Equity				11,451,000,000	12,216,000,000	12,835,000,000		8,734,000,000
Decrease through other distributions to owners, equity	[1]			$ 741,000,000	$ 4,310,000,000	$ 2,419,000,000
Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary				66.00%
Number of shares issued | shares				4	4	4
Repurchased and canceled (in shares) | shares				0	0
Conversion of exchangeable (in shares) | shares				0	0
Brookfield Asset Management Inc. | Preferred shareholder's capital
Unit issuance				$ 15,000,000
Preference shares subscription, number pf partnership's subsidiaries (in subsidiaries) | subsidiary				3
Preference shares subscription, cumulative preferencial cash dividend, in percentage of redemption value				5.00%
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners				$ 54,000,000	$ 54,000,000
Limited partners
Equity				$ 1,752,000,000	$ 1,909,000,000	$ 1,408,000,000		$ 2,254,000,000
Number of shares issued | shares				74,281,767	74,281,763	74,612,503
Decrease through other distributions to owners, equity	[1]			$ 19,000,000	$ 19,000,000	$ 19,000,000
Weighted average number of ordinary shares outstanding (in shares) | shares				74,300,000	74,500,000
Repurchased and canceled (in shares) | shares				0	331,875
Stock Purchased During Period, Shares | shares				443,722	374,533
Conversion of exchangeable (in shares) | shares				4	1,135
Converted to class C / LP units (in shares) | shares				(4)	(1,135)
Special limited partner units held by Brookfield
Number of shares issued | shares				4	4	4

[1]	See Note 20 for additional information on distributions and Unit repurchases.